Business combinations - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Business combinations
Deferred consideration	£ 35	£ 15
Contingent consideration	£ 32	43
Payment term for both deferred and contingent consideration	5 years
Release of contingent consideration liabilities not paid	£ 7	£ 0